Condensed financial information of the parent company - Parent Company Balance sheets (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash	$ 18,046,872	$ 190,758
Non-current assets
Total Assets	94,941,872	68,963,140
CURRENT LIABILITIES
Due to a related party		1,426,631
Accrued expenses and other current liabilities	524,197	545,632
Total liabilities	31,159,546	6,284,188
Total current liabilities	30,461,534	5,643,116
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	524,723	315,808
Retained earnings	2,415,349	394,556
Accumulated other comprehensive (loss) income	(6,532,472)	122,564
Total shareholders' equity	63,782,326	62,678,952	$ 23,118,042	$ 17,995,613
Total Liabilities and Shareholders' Equity	94,941,872	68,963,140
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	54,278,472	47,965,683
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	4,231,055	5,015,142
Parent Company
Current assets
Cash	16,099	8,105
Non-current assets
Investment in subsidiaries	64,114,716	65,012,468
Total Assets	64,130,815	65,020,573
CURRENT LIABILITIES
Due to a related party	236,677	1,959,971
Accrued expenses and other current liabilities		381,650
Total current liabilities	236,677	2,341,621
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	524,723	315,808
Retained earnings	2,415,349	394,556
Accumulated other comprehensive (loss) income	(6,532,472)	122,564
Total shareholders' equity	63,782,326	62,678,952
Total Liabilities and Shareholders' Equity	64,019,003	65,020,573
Parent Company | Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	54,278,472	47,965,683
Parent Company | Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary Shares	$ 4,231,055	$ 5,015,142